Cash and Deposits with Banks - Summary of Cash and Deposits with Banks (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash [abstract]
Cash	¥ 1,351,808	¥ 916,635
Deposits with banks	75,113,703	74,780,886
Total cash and deposits with banks	¥ 76,465,511	¥ 75,697,521	¥ 73,090,816